PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited)
as of June 30, 2026
Description	Shares	Value
Long-Term Investments 98.5%
Common Stocks 97.9%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.*	1,140	$639,095
Boeing Co. (The)*	11,044	2,390,695
General Dynamics Corp.	3,432	1,215,752
General Electric Co.	14,500	5,419,085
Honeywell Aerospace, Inc.*	4,442	982,037
Howmet Aerospace, Inc.	5,481	1,473,622
Huntington Ingalls Industries, Inc.	600	167,934
L3Harris Technologies, Inc.	2,616	760,183
Lockheed Martin Corp.	2,806	1,429,545
Northrop Grumman Corp.	1,868	951,391
RTX Corp.	18,731	3,553,832
Textron, Inc.	2,534	232,444
TransDigm Group, Inc.	770	1,025,671
		20,241,286
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	1,700	320,178
Expeditors International of Washington, Inc.	1,700	277,066
FedEx Corp.	3,046	953,794
United Parcel Service, Inc. (Class B Stock)	10,390	1,116,925
		2,667,963
Automobile Components 0.0%
Aptiv PLC*	2,850	174,933
Automobiles 2.0%
Ford Motor Co.	54,638	759,468
General Motors Co.	12,600	971,208
Tesla, Inc.*	39,270	16,516,962
		18,247,638
Banks 3.3%
Bank of America Corp.	91,095	5,190,593
Citigroup, Inc.	23,795	3,330,348
Citizens Financial Group, Inc.	6,100	427,427
Fifth Third Bancorp	12,873	725,651
Huntington Bancshares, Inc.	29,129	516,457
JPMorgan Chase & Co.	37,403	12,243,124
KeyCorp	12,835	295,847
M&T Bank Corp.	2,155	512,912
PNC Financial Services Group, Inc. (The)	5,572	1,371,938
Regions Financial Corp.	11,874	358,595
Truist Financial Corp.	17,372	865,473
U.S. Bancorp	21,895	1,322,458
Wells Fargo & Co.	42,736	3,531,703
		30,692,526
Beverages 1.0%
Brown-Forman Corp. (Class B Stock)	2,550	67,958
Coca-Cola Co. (The)	54,064	4,393,781
Constellation Brands, Inc. (Class A Stock)	2,070	287,916
Keurig Dr. Pepper, Inc.	19,200	628,416
Molson Coors Beverage Co. (Class B Stock)	2,394	93,270

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
Monster Beverage Corp.*	10,190	$979,463
PepsiCo, Inc.	19,041	2,578,152
		9,028,956
Biotechnology 1.6%
AbbVie, Inc.	24,689	6,212,740
Amgen, Inc.	7,396	2,678,239
Biogen, Inc.*	2,080	449,405
Gilead Sciences, Inc.	17,300	2,185,682
Incyte Corp.*	2,420	274,331
Moderna, Inc.*	5,140	359,954
Regeneron Pharmaceuticals, Inc.	1,420	885,427
Vertex Pharmaceuticals, Inc.*	3,660	1,818,032
		14,863,810
Broadline Retail 3.6%
Amazon.com, Inc.*	136,600	32,557,244
eBay, Inc.	6,140	686,145
		33,243,389
Building Products 0.5%
A.O. Smith Corp.	1,800	112,896
Allegion PLC	1,133	159,175
Builders FirstSource, Inc.*	1,500	134,220
Carrier Global Corp.	10,829	794,307
Johnson Controls International PLC	8,387	1,225,425
Lennox International, Inc.	420	240,639
Masco Corp.	3,026	246,226
Trane Technologies PLC	3,200	1,571,712
		4,484,600
Capital Markets 2.9%
Ameriprise Financial, Inc.	1,141	523,445
Ares Management Corp. (Class A Stock)	2,900	322,799
Bank of New York Mellon Corp. (The)	9,638	1,393,751
Blackrock, Inc.	2,010	1,932,736
Blackstone, Inc.	10,500	1,235,535
Cboe Global Markets, Inc.	1,500	364,005
Charles Schwab Corp. (The)	22,811	2,104,771
CME Group, Inc.	5,100	1,126,233
Coinbase Global, Inc. (Class A Stock)*	3,000	438,570
FactSet Research Systems, Inc.	400	92,032
Franklin Resources, Inc.	4,642	154,439
Goldman Sachs Group, Inc. (The)	4,120	4,166,844
Interactive Brokers Group, Inc. (Class A Stock)	6,200	539,648
Intercontinental Exchange, Inc.	7,900	972,569
Invesco Ltd.	6,500	171,535
KKR & Co., Inc.	9,700	890,266
Moody’s Corp.	1,966	890,441
Morgan Stanley	16,690	3,488,877
MSCI, Inc.	990	554,440
Nasdaq, Inc.	6,300	496,566
Northern Trust Corp.	2,562	445,378
Raymond James Financial, Inc.	2,300	349,669
Robinhood Markets, Inc. (Class A Stock)*	11,100	1,113,108
S&P Global, Inc.	4,360	1,775,654

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
State Street Corp.	3,862	$654,995
T. Rowe Price Group, Inc.	3,100	352,439
		26,550,745
Chemicals 1.0%
Air Products & Chemicals, Inc.	3,102	909,445
Albemarle Corp.	1,640	221,449
CF Industries Holdings, Inc.	2,200	238,172
Corteva, Inc.	9,309	788,379
Dow, Inc.	10,109	276,582
DuPont de Nemours, Inc.	1,903	258,123
Ecolab, Inc.	3,642	1,014,698
International Flavors & Fragrances, Inc.	3,715	294,302
Linde PLC	6,448	3,346,125
LyondellBasell Industries NV (Class A Stock)	3,700	194,805
Mosaic Co. (The)	4,400	93,236
PPG Industries, Inc.	3,148	381,821
Sherwin-Williams Co. (The)	3,088	1,063,260
		9,080,397
Commercial Services & Supplies 0.4%
Cintas Corp.	4,740	806,179
Copart, Inc.*	12,700	358,013
Republic Services, Inc.	2,835	604,082
Rollins, Inc.	4,275	178,439
Veralto Corp.	3,540	313,927
Waste Management, Inc.	5,213	1,161,873
		3,422,513
Communications Equipment 1.3%
Arista Networks, Inc.*	14,520	2,466,658
Ciena Corp.*	2,000	981,120
Cisco Systems, Inc.	55,144	6,477,214
F5, Inc.*	700	291,172
Lumentum Holdings, Inc.*	1,080	926,705
Motorola Solutions, Inc.	2,356	978,423
		12,121,292
Construction & Engineering 0.3%
Comfort Systems USA, Inc.	480	951,336
EMCOR Group, Inc.	600	497,928
Quanta Services, Inc.	2,100	1,512,084
		2,961,348
Construction Materials 0.2%
CRH PLC	9,200	984,400
Martin Marietta Materials, Inc.	840	484,428
Vulcan Materials Co.	1,700	501,517
		1,970,345
Consumer Finance 0.5%
American Express Co.	7,399	2,502,712

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.	8,564	$1,718,110
Synchrony Financial	4,665	354,773
		4,575,595
Consumer Staples Distribution & Retail 1.7%
Casey’s General Stores, Inc.	500	397,395
Costco Wholesale Corp.	6,198	5,798,043
Dollar General Corp.	3,100	356,841
Dollar Tree, Inc.*	2,542	307,455
Kroger Co. (The)	8,168	453,569
Sysco Corp.	6,680	558,315
Target Corp.	6,282	820,492
Walmart, Inc.	61,158	6,926,755
		15,618,865
Containers & Packaging 0.2%
Amcor PLC	6,412	277,960
Avery Dennison Corp.	1,038	168,519
Ball Corp.	3,728	232,627
International Paper Co.	7,384	281,330
Packaging Corp. of America	1,270	302,616
Smurfit Westrock PLC	7,333	339,225
		1,602,277
Distributors 0.0%
Genuine Parts Co.	1,799	212,246
Diversified Telecommunication Services 0.6%
AT&T, Inc.	97,007	2,008,045
Comcast Corp. (Class A Stock)	49,720	1,220,626
Verizon Communications, Inc.	58,233	2,465,585
		5,694,256
Electric Utilities 1.4%
Alliant Energy Corp.	3,600	274,644
American Electric Power Co., Inc.	7,491	1,024,844
Constellation Energy Corp.	4,503	1,118,410
Duke Energy Corp.	10,939	1,384,659
Edison International	5,462	406,646
Entergy Corp.	6,430	738,550
Evergy, Inc.	3,200	276,576
Eversource Energy	5,300	383,031
Exelon Corp.	14,312	667,225
FirstEnergy Corp.	7,377	350,702
NextEra Energy, Inc.	29,128	2,556,564
NRG Energy, Inc.	3,000	438,180
PG&E Corp.	30,700	516,374
Pinnacle West Capital Corp.	1,700	181,900
PPL Corp.	10,452	379,930
Southern Co. (The)	15,515	1,484,941
Xcel Energy, Inc.	8,283	665,125
		12,848,301
Electrical Equipment 1.3%
AMETEK, Inc.	3,300	798,402
Eaton Corp. PLC	5,293	2,255,453

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Emerson Electric Co.	7,850	$1,123,728
GE Vernova, Inc.	3,750	4,405,725
Generac Holdings, Inc.*	700	204,967
Hubbell, Inc.	740	387,168
Rockwell Automation, Inc.	1,543	763,908
Vertiv Holdings Co. (Class A Stock)	5,400	1,808,028
		11,747,379
Electronic Equipment, Instruments & Components 1.2%
Amphenol Corp. (Class A Stock)	17,300	3,050,336
CDW Corp.	1,900	267,216
Coherent Corp.*	2,700	1,065,069
Corning, Inc.	10,797	2,757,878
Flex Ltd.*	5,100	826,557
Jabil, Inc.	1,400	539,672
Keysight Technologies, Inc.*	2,500	875,175
TE Connectivity PLC (Switzerland)	4,050	816,521
Teledyne Technologies, Inc.*	668	445,489
Zebra Technologies Corp. (Class A Stock)*	620	163,221
		10,807,134
Energy Equipment & Services 0.2%
Baker Hughes Co.	13,945	773,947
Halliburton Co.	11,622	394,567
SLB Ltd.	20,832	968,480
		2,136,994
Entertainment 1.0%
Electronic Arts, Inc.	3,600	738,144
Live Nation Entertainment, Inc.*	2,200	402,842
Netflix, Inc.*	58,800	4,198,320
Take-Two Interactive Software, Inc.*	2,400	599,952
TKO Group Holdings, Inc.	900	181,179
Walt Disney Co. (The)	24,236	2,332,715
Warner Bros Discovery, Inc.*	34,985	932,700
		9,385,852
Financial Services 3.2%
Apollo Global Management, Inc.	6,400	757,184
Berkshire Hathaway, Inc. (Class B Stock)*	25,530	12,774,957
Block, Inc.*	7,700	585,200
Corpay, Inc.*	920	306,608
Fidelity National Information Services, Inc.	7,360	286,157
Fiserv, Inc.*	7,400	362,970
Global Payments, Inc.	3,394	246,269
Jack Henry & Associates, Inc.	1,100	151,514
Mastercard, Inc. (Class A Stock)	11,200	5,752,320
PayPal Holdings, Inc.	12,330	532,409
Visa, Inc. (Class A Stock)	23,100	7,925,379
		29,680,967
Food Products 0.4%
Archer-Daniels-Midland Co.	6,859	524,028
Bunge Global SA	2,000	213,460
General Mills, Inc.	7,544	262,531
Hershey Co. (The)	2,016	353,707

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Hormel Foods Corp.	4,400	$109,208
J.M. Smucker Co. (The)	1,370	154,125
Kraft Heinz Co. (The)	11,955	282,377
McCormick & Co., Inc. (Non-Voting Shares)	3,700	186,554
Mondelez International, Inc. (Class A Stock)	17,866	1,033,370
Tyson Foods, Inc. (Class A Stock)	4,100	234,725
		3,354,085
Gas Utilities 0.0%
Atmos Energy Corp.	2,200	378,994
Ground Transportation 0.8%
CSX Corp.	26,254	1,247,853
Fedex Freight Holding Co., Inc.*	1,523	229,973
J.B. Hunt Transport Services, Inc.	1,050	303,901
Norfolk Southern Corp.	3,031	953,522
Old Dominion Freight Line, Inc.	2,600	563,160
Uber Technologies, Inc.*	28,400	2,049,344
Union Pacific Corp.	8,156	2,218,432
		7,566,185
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	24,513	2,224,310
Align Technology, Inc.*	810	136,615
Baxter International, Inc.	7,774	165,742
Becton, Dickinson & Co.	3,965	600,023
Boston Scientific Corp.*	20,872	890,817
Cooper Cos., Inc. (The)*	2,900	207,959
Dexcom, Inc.*	5,320	358,302
Edwards Lifesciences Corp.*	8,010	724,585
GE HealthCare Technologies, Inc.	6,500	416,065
IDEXX Laboratories, Inc.*	1,100	579,084
Insulet Corp.*	900	137,025
Intuitive Surgical, Inc.*	5,000	1,988,400
Medtronic PLC	18,115	1,417,136
ResMed, Inc.	1,990	387,811
Solventum Corp.*	2,072	159,855
STERIS PLC	1,400	294,798
Stryker Corp.	4,860	1,530,122
Zimmer Biomet Holdings, Inc.	2,711	233,390
		12,452,039
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	3,373	801,290
Cencora, Inc.	2,760	781,025
Centene Corp.*	6,608	424,167
Cigna Group (The)	3,668	1,011,194
CVS Health Corp.	17,946	1,856,514
DaVita, Inc.*	400	88,992
Elevance Health, Inc.	2,910	1,125,384
HCA Healthcare, Inc.	2,200	857,758
Henry Schein, Inc.*	1,300	108,576
Humana, Inc.	1,700	675,274
Labcorp Holdings, Inc.	1,200	336,000
McKesson Corp.	1,666	1,258,830
Quest Diagnostics, Inc.	1,500	317,925

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	12,798	$5,319,233
Universal Health Services, Inc. (Class B Stock)	770	114,491
		15,076,653
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc.	2,300	121,555
Healthpeak Properties, Inc.	9,900	211,860
Ventas, Inc.	6,633	589,010
Welltower, Inc.	9,800	2,224,306
		3,146,731
Health Care Technology 0.0%
Veeva Systems, Inc. (Class A Stock)*	2,000	354,940
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	9,336	221,357
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc. (Class A Stock)*	5,700	815,670
Booking Holdings, Inc.	10,750	1,916,080
Carnival Corp. Ltd.	18,300	522,831
Chipotle Mexican Grill, Inc.*	18,350	623,900
Darden Restaurants, Inc.	1,653	340,534
Domino’s Pizza, Inc.	440	130,258
DoorDash, Inc. (Class A Stock)*	5,200	959,556
Expedia Group, Inc.	1,600	409,408
Hilton Worldwide Holdings, Inc.	3,160	1,044,254
Las Vegas Sands Corp.	4,560	210,626
Marriott International, Inc. (Class A Stock)	3,040	1,126,594
McDonald’s Corp.	9,780	2,643,632
MGM Resorts International*	2,800	133,868
Norwegian Cruise Line Holdings Ltd.*	6,700	141,437
Royal Caribbean Cruises Ltd.	3,600	1,143,108
Starbucks Corp.	16,080	1,643,215
Wynn Resorts Ltd.	1,100	106,799
Yum! Brands, Inc.	3,964	633,685
		14,545,455
Household Durables 0.2%
D.R. Horton, Inc.	3,800	618,944
Garmin Ltd.	2,300	546,342
Lennar Corp. (Class A Stock)	3,200	289,568
NVR, Inc.*	35	238,469
PulteGroup, Inc.	2,611	358,255
		2,051,578
Household Products 0.7%
Church & Dwight Co., Inc.	3,300	319,704
Clorox Co. (The)	1,682	160,530
Colgate-Palmolive Co.	11,160	1,023,149
Kimberly-Clark Corp.	4,566	501,210
Procter & Gamble Co. (The)	32,463	4,760,374
		6,764,967

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	10,800	$158,328
Vistra Corp.	4,400	697,972
		856,300
Industrial Conglomerates 0.2%
3M Co.	7,288	1,180,000
Honeywell International, Inc.	4,442	994,564
		2,174,564
Industrial REITs 0.2%
Prologis, Inc.	12,889	1,746,073
Insurance 1.6%
Aflac, Inc.	6,400	750,400
Allstate Corp. (The)	3,608	858,488
American International Group, Inc.	7,351	547,870
Aon PLC (Class A Stock)	3,089	1,024,590
Arch Capital Group Ltd.*	5,000	485,300
Arthur J. Gallagher & Co.	3,700	849,409
Assurant, Inc.	700	187,971
Brown & Brown, Inc.	4,000	256,600
Chubb Ltd.	5,053	1,721,759
Cincinnati Financial Corp.	2,207	408,604
Erie Indemnity Co. (Class A Stock)	240	57,540
Everest Group Ltd.	410	146,464
Globe Life, Inc.	1,133	202,444
Hartford Insurance Group, Inc. (The)	3,853	510,600
Loews Corp.	2,317	262,308
Marsh & McLennan Cos., Inc.	6,740	1,123,356
MetLife, Inc.	7,550	638,805
Principal Financial Group, Inc.	2,700	291,006
Progressive Corp. (The)	8,016	1,751,095
Prudential Financial, Inc.(g)	4,800	518,064
Travelers Cos., Inc. (The)	2,931	967,582
W.R. Berkley Corp.	4,100	289,173
Willis Towers Watson PLC	1,300	339,781
		14,189,209
Interactive Media & Services 7.6%
Alphabet, Inc. (Class A Stock)	81,800	29,232,866
Alphabet, Inc. (Class C Stock)	65,940	23,298,580
Meta Platforms, Inc. (Class A Stock)	30,660	17,270,472
		69,801,918
IT Services 0.6%
Accenture PLC (Class A Stock)	8,590	1,068,940
Akamai Technologies, Inc.*	1,900	224,599
Cognizant Technology Solutions Corp. (Class A Stock)	6,700	259,491
Gartner, Inc.*	930	120,547
GoDaddy, Inc. (Class A Stock)*	1,900	161,272
International Business Machines Corp.	13,174	3,704,660
VeriSign, Inc.	1,030	259,107
		5,798,616
Leisure Products 0.0%
Hasbro, Inc.	1,954	161,381

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	3,898	$517,771
Bio-Techne Corp.	2,080	146,952
Charles River Laboratories International, Inc.*	650	147,414
Danaher Corp.	8,820	1,680,034
IQVIA Holdings, Inc.*	2,210	427,016
Mettler-Toledo International, Inc.*	270	344,928
Revvity, Inc.	1,770	196,930
Thermo Fisher Scientific, Inc.	5,312	2,663,224
Waters Corp.*	1,383	518,680
West Pharmaceutical Services, Inc.	940	337,460
		6,980,409
Machinery 1.9%
Caterpillar, Inc.	6,436	6,853,696
Cummins, Inc.	1,936	1,380,775
Deere & Co.	3,510	2,226,498
Dover Corp.	1,862	417,609
Fortive Corp.	4,350	265,742
IDEX Corp.	1,000	226,950
Illinois Tool Works, Inc.	3,586	969,905
Ingersoll Rand, Inc.	4,929	404,129
Nordson Corp.	700	211,183
Otis Worldwide Corp.	5,364	384,062
PACCAR, Inc.	7,346	882,402
Parker-Hannifin Corp.	1,768	1,729,316
Pentair PLC	2,446	187,510
Snap-on, Inc.	742	298,581
Stanley Black & Decker, Inc.	2,188	205,935
Westinghouse Air Brake Technologies Corp.	2,260	609,296
Xylem, Inc.	3,250	384,183
		17,637,772
Media 0.1%
Charter Communications, Inc. (Class A Stock)*	1,190	169,230
EchoStar Corp. (Class A Stock)*	1,900	192,850
Fox Corp. (Class A Stock)	2,666	139,059
Fox Corp. (Class B Stock)	2,066	96,771
News Corp. (Class A Stock)	5,675	140,910
News Corp. (Class B Stock)	2,200	61,732
Omnicom Group, Inc.	3,925	285,858
Paramount Skydance Corp. (Class B Stock)	4,957	48,876
Trade Desk, Inc. (The) (Class A Stock)*	6,500	117,520
		1,252,806
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	20,242	1,273,019
Newmont Corp.	14,897	1,391,380
Nucor Corp.	3,212	715,473
Steel Dynamics, Inc.	1,900	435,974
		3,815,846
Multi-Utilities 0.6%
Ameren Corp.	3,869	437,352
CenterPoint Energy, Inc.	9,379	413,051
CMS Energy Corp.	4,300	328,950
Consolidated Edison, Inc.	5,051	558,792
Dominion Energy, Inc.	12,350	843,382

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
DTE Energy Co.	2,887	$439,892
NiSource, Inc.	7,100	337,605
Public Service Enterprise Group, Inc.	6,994	567,633
Sempra	9,156	848,853
WEC Energy Group, Inc.	4,433	517,641
		5,293,151
Office REITs 0.0%
BXP, Inc.	2,180	144,556
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	5,148	167,670
Chevron Corp.	26,094	4,325,342
ConocoPhillips	17,023	1,769,711
Devon Energy Corp.	16,330	674,756
Diamondback Energy, Inc.	2,580	453,512
EOG Resources, Inc.	7,400	960,002
EQT Corp.	8,600	457,262
Expand Energy Corp.	3,400	310,046
Exxon Mobil Corp.	57,874	7,912,533
Kinder Morgan, Inc.	27,280	872,142
Marathon Petroleum Corp.	4,176	1,067,678
Occidental Petroleum Corp.	10,079	489,537
ONEOK, Inc.	8,800	765,072
Phillips 66	5,528	934,508
Targa Resources Corp.	3,000	804,420
Texas Pacific Land Corp.	670	293,219
Valero Energy Corp.	4,100	1,067,804
Williams Cos., Inc. (The)	17,192	1,278,053
		24,603,267
Passenger Airlines 0.2%
Delta Air Lines, Inc.	9,100	852,306
Southwest Airlines Co.	7,174	368,887
United Airlines Holdings, Inc.*	4,500	611,955
		1,833,148
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,670	289,747
Kenvue, Inc.	27,500	525,525
		815,272
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	28,379	1,635,198
Eli Lilly & Co.	11,037	13,238,109
Johnson & Johnson	33,609	8,535,678
Merck & Co., Inc.	34,493	4,432,350
Pfizer, Inc.	79,563	1,915,877
Viatris, Inc.	16,199	257,240
Zoetis, Inc.	6,000	431,160
		30,445,612
Professional Services 0.3%
Automatic Data Processing, Inc.	5,548	1,242,474
Broadridge Financial Solutions, Inc.	1,600	219,120
Equifax, Inc.	1,630	258,714

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Jacobs Solutions, Inc.	1,700	$214,200
Leidos Holdings, Inc.	1,800	185,346
Paychex, Inc.	4,725	464,609
Verisk Analytics, Inc.	1,930	346,493
		2,930,956
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	4,200	565,698
CoStar Group, Inc.*	5,700	161,424
		727,122
Residential REITs 0.2%
AvalonBay Communities, Inc.	1,911	360,586
Camden Property Trust	1,400	160,286
Equity Residential	4,700	319,271
Essex Property Trust, Inc.	900	262,431
Invitation Homes, Inc.	7,900	238,659
Mid-America Apartment Communities, Inc.	1,570	218,136
UDR, Inc.	4,000	159,680
		1,719,049
Retail REITs 0.3%
Federal Realty Investment Trust	1,100	135,784
Kimco Realty Corp.	9,400	238,290
Realty Income Corp.	13,000	805,480
Regency Centers Corp.	2,500	199,350
Simon Property Group, Inc.	4,489	1,003,965
		2,382,869
Semiconductors & Semiconductor Equipment 18.8%
Advanced Micro Devices, Inc.*	22,768	13,226,159
Analog Devices, Inc.	6,816	2,707,111
Applied Materials, Inc.	11,068	8,002,164
Broadcom, Inc.	66,090	24,965,497
First Solar, Inc.*	1,400	330,344
Intel Corp.*	65,948	9,208,319
KLA Corp.	18,200	5,491,122
Lam Research Corp.	17,420	7,548,608
Marvell Technology, Inc.	12,200	3,634,258
Microchip Technology, Inc.	7,620	694,944
Micron Technology, Inc.	15,746	18,175,450
Monolithic Power Systems, Inc.	680	940,005
NVIDIA Corp.	338,100	67,650,429
NXP Semiconductors NV (Netherlands)	3,560	1,000,467
ON Semiconductor Corp.*	5,600	529,424
Qnity Electronics, Inc.	2,854	466,087
QUALCOMM, Inc.	14,700	2,716,413
Skyworks Solutions, Inc.	2,200	149,160
Teradyne, Inc.	2,300	1,112,832
Texas Instruments, Inc.	12,752	3,800,989
		172,349,782
Software 7.4%
Adobe, Inc.*	5,640	1,156,313
AppLovin Corp. (Class A Stock)*	3,780	1,947,569
Autodesk, Inc.*	2,990	581,316

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Cadence Design Systems, Inc.*	3,900	$1,463,748
Crowdstrike Holdings, Inc. (Class A Stock)*	3,560	2,716,778
Datadog, Inc. (Class A Stock)*	4,500	1,171,620
Fair Isaac Corp.*	320	382,330
Fortinet, Inc.*	8,700	1,336,494
Gen Digital, Inc.	8,517	211,988
Intuit, Inc.	3,890	1,015,290
Microsoft Corp.	103,692	38,679,190
Oracle Corp.	23,690	3,471,769
Palantir Technologies, Inc. (Class A Stock)*	32,000	3,733,440
Palo Alto Networks, Inc.*	11,200	3,819,424
PTC, Inc.*	1,600	181,776
Roper Technologies, Inc.	1,520	514,353
Salesforce, Inc.	11,360	1,779,658
ServiceNow, Inc.*	14,400	1,429,632
Synopsys, Inc.*	2,675	1,193,237
Trimble, Inc.*	3,300	168,894
Tyler Technologies, Inc.*	520	152,079
Workday, Inc. (Class A Stock)*	2,800	342,776
		67,449,674
Specialized REITs 0.7%
American Tower Corp.	6,550	1,071,383
Crown Castle, Inc.	6,200	469,526
Digital Realty Trust, Inc.	4,500	808,110
Equinix, Inc.	1,366	1,423,905
Extra Space Storage, Inc.	2,900	421,370
Iron Mountain, Inc.	4,105	518,502
Public Storage	2,200	700,282
SBA Communications Corp.	1,600	282,336
VICI Properties, Inc.	15,600	414,180
Weyerhaeuser Co.	10,039	240,334
		6,349,928
Specialty Retail 1.5%
AutoZone, Inc.*	220	703,107
Best Buy Co., Inc.	2,900	220,052
Carvana Co.*	10,000	658,200
Home Depot, Inc. (The)	13,864	4,889,556
Lowe’s Cos., Inc.	7,866	1,734,374
O’Reilly Automotive, Inc.*	11,550	1,063,639
Ross Stores, Inc.	4,600	979,110
TJX Cos., Inc. (The)	15,428	2,337,342
Tractor Supply Co.	7,500	237,075
Ulta Beauty, Inc.*	620	279,608
Williams-Sonoma, Inc.	1,700	396,270
		13,498,333
Technology Hardware, Storage & Peripherals 8.0%
Apple, Inc.	205,062	59,336,740
Dell Technologies, Inc. (Class C Stock)	4,000	1,725,840
Hewlett Packard Enterprise Co.	18,502	834,625
HP, Inc.	13,102	287,458
NetApp, Inc.	2,700	417,852
Sandisk Corp.*	2,080	4,729,359
Seagate Technology Holdings PLC	3,130	3,020,450

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Super Micro Computer, Inc.*	8,400	$246,372
Western Digital Corp.	4,785	3,056,275
		73,654,971
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp.*	1,960	194,608
Lululemon Athletica, Inc.*	1,500	171,270
NIKE, Inc. (Class B Stock)	16,774	688,573
Ralph Lauren Corp.	500	200,705
Tapestry, Inc.	2,700	395,226
		1,650,382
Tobacco 0.6%
Altria Group, Inc.	23,279	1,674,924
Philip Morris International, Inc.	21,779	3,940,039
		5,614,963
Trading Companies & Distributors 0.3%
Fastenal Co.	16,400	787,692
United Rentals, Inc.	870	985,614
W.W. Grainger, Inc.	604	821,682
		2,594,988
Water Utilities 0.0%
American Water Works Co., Inc.	2,700	355,266
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.	6,470	1,085,213

Total Common Stocks (cost $120,584,283)		899,887,987
Unaffiliated Exchange-Traded Fund 0.6%
iShares Core S&P 500 ETF (cost $3,028,455)	7,200	5,392,008

Total Long-Term Investments (cost $123,612,738)		905,279,995

Short-Term Investments 1.4%
Affiliated Mutual Fund 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 3.793%) (cost $11,203,677)(wb)	11,203,677	11,203,677

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $1,143,563)	3.717%	10/06/26	1,155	$1,143,490

Total Short-Term Investments (cost $12,347,240)				12,347,167

TOTAL INVESTMENTS 99.9% (cost $135,959,978)				917,627,162
Other assets in excess of liabilities(z) 0.1%				1,079,996

Net Assets 100.0%				$918,707,158

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
31	S&P 500 E-Mini Index	Sep. 2026	$11,699,788	$(55,914)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).